PENSIONS - Employer Contributions and Payments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
UK Scheme
Pensions:
Employer contributions	$ 370
Estimated future benefit payments:
2017	284
2018	370
2019	308
2020	432
2021	493
2022 - 2026	2,467
Marine Scheme
Pensions:
Employer contributions	1,800
Estimated future benefit payments:
2017	3,000
2018	3,000
2019	3,000
2020	3,000
2021	3,000
2022 - 2026	$ 15,000